Vessels and Other Fixed Assets, Net - Capital leases (Table)(Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Years
Lease commitments - current portion	$ 15,537	$ 6,235
Lease commitments - non-current portion	214,552	152,613
Capital Lease Obligations
Years
December 31, 2018	28,901
December 31, 2019	31,836
December 31, 2020	32,742
December 31, 2021	32,552
December 31, 2022	32,118
December,31 2023 and thereafter	146,707
Total capital lease minimum payments	304,856
Unamortized debt issuance costs	35	$ 39
Total lease commitments, net	304,821
Excluding bareboat interest	74,732
Lease commitments - current portion	15,348
Lease commitments - non-current portion	$ 214,741